Note 9 - Long-term Bank Loans (Details Textual)															1 Months Ended		7 Months Ended	12 Months Ended
		Jul. 13, 2023 USD ($)	Jun. 29, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 06, 2023 USD ($)	Sep. 13, 2022 USD ($)	Dec. 14, 2021 USD ($)	Nov. 26, 2021 USD ($)	Oct. 22, 2021 USD ($)	Sep. 06, 2021 USD ($)	Jun. 26, 2020 USD ($)	Nov. 08, 2019 USD ($)	Jul. 30, 2019 USD ($)	May 30, 2019 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long-Term Debt, Gross																		$ 131,000,000	$ 107,975,000
Restricted Cash																		5,702,994	5,593,173
Interest Expense, Operating and Nonoperating																		5,955,496	4,729,759	$ 2,556,237
Interest Costs Capitalized																		3,410,933	544,639
Term Sheet, Piraeus S.A. [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 40,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		20,000,000						$ 4,340,000
Debt Instrument, Periodic Payment, Total		$ 1,250,000
Debt Instrument, Face Amount								$ 16,500,000
Debt Instrument Number of Quarterly Payments		16						16
Payments of Debt Issuance Costs		$ 250,000																		$ 115,000
Long-Term Debt, Gross		$ 28,380,000
Debt Instrument, Covenant, Security Cover Ratio		125.00%
Term Sheet, Piraeus S.A., First Four Installments [Member]
Debt Instrument, Periodic Payment, Total								$ 1,500,000
Term Sheet, Piraeus S.A., Eleven Installments [Member]
Debt Instrument, Periodic Payment, Total								$ 560,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 2,000,000
Debt Instrument, Periodic Payment, Total										500,000
Debt Instrument, Face Amount										10,000,000
Payments of Debt Issuance Costs										$ 225,000
Long-Term Debt, Gross	[1]																	5,500,000	7,500,000
Debt Instrument, Covenant, Security Cover Ratio										120.00%
Debt Instrument, Periodic Payment, Number of Payments										16
Jonathan John Shipping Ltd. [Member]
Debt Instrument, Face Amount										$ 3,500,000
Corfu Navigation Ltd. [Member]
Debt Instrument, Face Amount										$ 6,500,000
Term Loan, HSBC Bank plc [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 9,250,000			$ 1,800,000
Debt Instrument, Periodic Payment, Total						1,000,000			1,100,000
Debt Instrument, Face Amount						$ 19,250,000			$ 15,000,000
Debt Instrument Number of Quarterly Payments						10			12
Payments of Debt Issuance Costs									$ 117,500										$ 115,500
Debt Instrument, Covenant, Security Cover Ratio						130.00%			130.00%
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 7,000,000
Debt Instrument, Face Amount							$ 34,000,000
Debt Instrument Number of Quarterly Payments							16
Payments of Debt Issuance Costs							$ 300,000
Debt Instrument, Covenant, Security Cover Ratio							120.00%
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Twelve Installments [Member]
Debt Instrument, Periodic Payment, Total							$ 2,000,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Four Installments [Member]
Debt Instrument, Periodic Payment, Total							$ 750,000
Term Sheet With Major Commercial Banking Institution [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 10,400,000												$ 10,400,000
Payments of Debt Issuance Costs																		$ 221,000
Debt Instrument, Covenant, Security Cover Ratio																		120.00%
Line of Credit Facility, Maximum Borrowing Capacity				$ 26,000,000												$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing				67.00%												67.00%
Proceeds from Issuance of Debt				$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments																28
Loan Payable, Twelve Quarterly Instruments																$ 700,000
Loan Payable, Sixteen Quarterly Instruments																$ 450,000
Term Sheet With National Bank of Greece S.A [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 14,000,000
Debt Instrument, Face Amount			$ 26,000,000
Debt Instrument Number of Quarterly Payments			24
Payments of Debt Issuance Costs			$ 260,000
Debt Instrument, Covenant, Security Cover Ratio			125.00%
Secured Overnight Financing Rate (SOFR) [Member] | Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate								2.60%
Secured Overnight Financing Rate (SOFR) [Member] | Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Basis Spread on Variable Rate										3.50%
Secured Overnight Financing Rate (SOFR) [Member] | Term Loan, HSBC Bank plc [Member]
Debt Instrument, Basis Spread on Variable Rate						1.95%			2.35%
Secured Overnight Financing Rate (SOFR) [Member] | Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument, Basis Spread on Variable Rate							2.80%
Secured Overnight Financing Rate (SOFR) [Member] | Term Sheet With Major Commercial Banking Institution [Member]
Debt Instrument, Basis Spread on Variable Rate																2.15%
Secured Overnight Financing Rate (SOFR) [Member] | Term Sheet With National Bank of Greece S.A [Member]
Debt Instrument, Basis Spread on Variable Rate			2.15%
Loan Equivalent to Deposits [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate		0.90%
Loan Exceeding Deposit Amount [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate		2.25%
First Twelve Installments [Member] | Term Sheet With National Bank of Greece S.A [Member]
Debt Instrument, Periodic Payment, Total			$ 800,000
Second Twelve Installments [Member] | Term Sheet With National Bank of Greece S.A [Member]
Debt Instrument, Periodic Payment, Total			$ 200,000
Eurobank Ergasias S.A. [Member] | Corfu Navigation Ltd., Jonathan John Shipping Ltd. and Bridge Shipping Ltd. [Member]
Short-term Debt, Refinanced, Amount										$ 5,525,000
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Proceeds from Issuance of Long-term Debt, Total														$ 12,000,000
Debt Instrument, Number of Periodic Payments														16
Debt Instrument, Periodic Payment, Total														$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 7,125,000			$ 6,000,000
Debt Instrument, Deferred Amount											$ 1,125,000
Debt Instrument, Number of Periodic Payments, Deferred											3
Repayments of Long-Term Debt															$ 7,500,000
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate																	3.90%
HSBC Bank PLC [Member]
Proceeds from Issuance of Long-term Debt, Total													$ 12,500,000
Debt Instrument, Number of Periodic Payments													14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 6,200,000
Repayments of Long-Term Debt					$ 6,650,000
Debt Instrument, Periodic Payment, Total													$ 450,000
HSBC Bank PLC [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate													2.95%
Piraeus Bank S.A. [Member] | Second Debt Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total												$ 32,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 17,400,000
Piraeus Bank S.A. [Member] | Second Debt Agreement, First Payments [Member]
Debt Instrument, Number of Periodic Payments												3
Debt Instrument, Periodic Payment, Total												$ 1,400,000
Piraeus Bank S.A. [Member] | Second Debt Agreement, Second Payments [Member]
Debt Instrument, Number of Periodic Payments												13
Debt Instrument, Periodic Payment, Total												$ 800,000
Piraeus Bank S.A. [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Second Debt Agreement [Member]
Debt Instrument, Basis Spread on Variable Rate												3.50%

[1]	On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at SOFR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 within 2021 for this loan.